Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued severance pay	$ 1,712	$ 1,990
Deferred revenue	983
Interest rate swap	655	802
Other	130	60
Other long-term liabilities	$ 3,480	$ 2,852